Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis) (Detail) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012
Assets, fair value disclosure [Abstract]
Total derivative, Assets	¥ 24,501,000,000,000		¥ 23,752,000,000,000
Collateralized agreements	13,069,397,000,000		13,742,646,000,000
Other assets
Non-trading debt securities	820,033,000,000		862,758,000,000
Other	1,511,626,000,000		1,475,123,000,000
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	24,333,000,000,000	[1]	23,649,000,000,000	[1]
Short-term borrowings	99,995,000,000		153,497,000,000
Collateralized financing	13,938,636,000,000		12,519,274,000,000
Long-term borrowings	1,745,151,000,000		1,925,421,000,000
Level 1 [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	6,996,000,000,000	[2]	6,055,000,000,000	[2]
Total derivative, Assets	535,000,000,000	[3]	599,000,000,000	[3]
Subtotal, Assets	7,531,000,000,000		6,654,000,000,000
Other assets
Non-trading debt securities	365,000,000,000		680,000,000,000
Other	355,000,000,000	[4]	216,000,000,000	[4]
Total assets, fair value disclosure	8,251,000,000,000		7,550,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	4,935,000,000,000		5,046,000,000,000
Total derivative, Liabilities	610,000,000,000	[3]	630,000,000,000	[3]
Subtotal, Liabilities	5,545,000,000,000		5,676,000,000,000
Long-term borrowings	96,000,000,000	[5],[6],[7]	154,000,000,000	[5],[6],[7]
Other liabilities	256,000,000,000	[8]	93,000,000,000	[8]
Total liabilities, fair value disclosure	5,897,000,000,000		5,923,000,000,000
Level 1 [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	520,000,000,000	[3]	584,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	590,000,000,000	[3]	617,000,000,000	[3]
Level 1 [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	15,000,000,000	[3]	14,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	19,000,000,000	[3]	12,000,000,000	[3]
Level 1 [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	0	[3]	0	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	0	[3]	0	[3]
Level 1 [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets			0	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	0	[3]	0	[3]
Level 1 [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	0	[3]	1,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,000,000,000	[3]	1,000,000,000	[3]
Level 1 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	804,000,000,000		579,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,111,000,000,000		2,624,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	1,986,000,000,000		1,800,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	34,000,000,000		43,000,000,000
Level 1 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	969,000,000,000	[2],[4]	745,000,000,000	[2],[4]
Level 1 [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	3,100,000,000,000	[2]	2,143,000,000,000	[2]
Level 1 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	2,694,000,000,000	[2]	3,072,000,000,000	[2]
Level 1 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	233,000,000,000	[2]	95,000,000,000	[2]
Level 2 [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	5,688,000,000,000	[2]	6,140,000,000,000	[2]
Total derivative, Assets	23,590,000,000,000	[3]	22,669,000,000,000	[3]
Subtotal, Assets	29,278,000,000,000		28,809,000,000,000
Loans and receivables	372,000,000,000	[9]	447,000,000,000	[9]
Collateralized agreements	942,000,000,000	[10]	752,000,000,000	[10]
Other assets
Non-trading debt securities	451,000,000,000		177,000,000,000
Other	11,000,000,000	[4]	6,000,000,000	[4]
Total assets, fair value disclosure	31,054,000,000,000		30,191,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	615,000,000,000		1,140,000,000,000
Total derivative, Liabilities	23,583,000,000,000	[3]	22,752,000,000,000	[3]
Subtotal, Liabilities	24,198,000,000,000		23,892,000,000,000
Short-term borrowings	99,000,000,000	[5]	153,000,000,000	[5]
Payables and deposits	0	[11]	0	[11]
Collateralized financing	208,000,000,000	[10]	307,000,000,000	[10]
Long-term borrowings	1,443,000,000,000	[5],[6],[7]	1,549,000,000,000	[5],[6],[7]
Other liabilities	4,000,000,000	[8]	4,000,000,000	[8]
Total liabilities, fair value disclosure	25,952,000,000,000		25,905,000,000,000
Level 2 [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	900,000,000,000	[3]	937,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	981,000,000,000	[3]	1,016,000,000,000	[3]
Level 2 [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	20,112,000,000,000	[3]	18,850,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	19,903,000,000,000	[3]	18,708,000,000,000	[3]
Level 2 [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,455,000,000,000	[3]	1,650,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,566,000,000,000	[3]	1,727,000,000,000	[3]
Level 2 [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,122,000,000,000	[3]	1,229,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,131,000,000,000	[3]	1,297,000,000,000	[3]
Level 2 [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,000,000,000	[3]	3,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	2,000,000,000	[3]	4,000,000,000	[3]
Level 2 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	50,000,000,000		413,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0
Level 2 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	346,000,000,000		490,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	207,000,000,000		233,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,000,000,000		1,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	8,000,000,000		0
Level 2 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDO") and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities			0	[12]
Level 2 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,000,000,000		3,000,000,000
Level 2 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	817,000,000,000	[2],[4]	1,194,000,000,000	[2],[4]
Level 2 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	59,000,000,000	[2]	151,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,241,000,000,000	[2]	1,185,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,191,000,000,000	[2]	1,276,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	130,000,000,000	[2]	135,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	2,115,000,000,000	[2]	2,010,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets			1,000,000,000	[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	106,000,000,000	[12],[2]	103,000,000,000	[12],[2]
Level 2 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	29,000,000,000	[2]	85,000,000,000	[2]
Level 3 [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	562,000,000,000	[2]	569,000,000,000
Total derivative, Assets	376,000,000,000	[3]	484,000,000,000	[3]
Subtotal, Assets	938,000,000,000		1,053,000,000,000
Loans and receivables	8,000,000,000	[9]	11,000,000,000	[9]
Other assets
Non-trading debt securities	4,000,000,000		6,000,000,000
Other	81,000,000,000	[4]	72,000,000,000	[4]
Total assets, fair value disclosure	1,031,000,000,000		1,142,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0		1,000,000,000
Total derivative, Liabilities	358,000,000,000	[3]	502,000,000,000	[3]
Subtotal, Liabilities	358,000,000,000		503,000,000,000
Short-term borrowings	1,000,000,000	[5]	0	[5]
Payables and deposits	0	[11]	0	[11]
Long-term borrowings	(14,000,000,000)	[5],[6],[7]	(13,000,000,000)	[5],[6],[7]
Other liabilities	0	[8]
Total liabilities, fair value disclosure	345,000,000,000		490,000,000,000
Level 3 [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	64,000,000,000	[3]	82,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	49,000,000,000	[3]	68,000,000,000	[3]
Level 3 [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	163,000,000,000	[3]	57,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	169,000,000,000	[3]	96,000,000,000	[3]
Level 3 [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	133,000,000,000	[3]	214,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	135,000,000,000	[3]	225,000,000,000	[3]
Level 3 [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	16,000,000,000	[3]	131,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	5,000,000,000	[3]	113,000,000,000	[3]
Level 3 [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	0	[3]	0	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	0	[3]	0	[3]
Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0		0
Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0		1,000,000,000
Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	121,000,000,000	[2],[4]	125,000,000,000	[2],[4]
Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	188,000,000,000	[2],[4]	202,000,000,000	[2],[4]
Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets			10,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	49,000,000,000	[2]	37,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	90,000,000,000	[2]	62,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	11,000,000,000	[2]	8,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	5,000,000,000	[2]	5,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	77,000,000,000	[2]	91,000,000,000	[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	11,000,000,000	[12],[2]	20,000,000,000	[12],[2]
Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	10,000,000,000	[2]	9,000,000,000	[2]
Counterparty and Cash Collateral Netting [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	(23,225,000,000,000)	[13],[3]	(22,392,000,000,000)	[13],[3]
Subtotal, Assets	(23,225,000,000,000)	[13]	(22,392,000,000,000)	[13]
Other assets
Total assets, fair value disclosure	(23,225,000,000,000)	[13]	(22,392,000,000,000)	[13]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	(23,297,000,000,000)	[13],[3]	(22,576,000,000,000)	[13],[3]
Subtotal, Liabilities	(23,297,000,000,000)	[13]	(22,576,000,000,000)	[13]
Total liabilities, fair value disclosure	(23,297,000,000,000)	[13]	(22,576,000,000,000)	[13]
Counterparty and Cash Collateral Netting [Member] | Netting [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	(23,225,000,000,000)	[13],[3]	(22,392,000,000,000)	[13],[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	(23,297,000,000,000)	[13],[3]	(22,576,000,000,000)	[13],[3]
Balance of financial instruments [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	13,246,000,000,000	[2]	12,764,000,000,000	[2]
Total derivative, Assets	1,276,000,000,000	[3]	1,360,000,000,000	[3]
Subtotal, Assets	14,522,000,000,000		14,124,000,000,000
Loans and receivables	380,000,000,000	[9]	458,000,000,000	[9]
Collateralized agreements	942,000,000,000	[10]	752,000,000,000	[10]
Other assets
Non-trading debt securities	820,000,000,000		863,000,000,000
Other	447,000,000,000	[4]	294,000,000,000	[4]
Total assets, fair value disclosure	17,111,000,000,000		16,491,000,000,000
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	5,550,000,000,000		6,187,000,000,000
Total derivative, Liabilities	1,254,000,000,000	[3]	1,308,000,000,000	[3]
Subtotal, Liabilities	6,804,000,000,000		7,495,000,000,000
Short-term borrowings	100,000,000,000	[5]	153,000,000,000	[5]
Payables and deposits	0	[11]	0	[11]
Collateralized financing	208,000,000,000	[10]	307,000,000,000	[10]
Long-term borrowings	1,525,000,000,000	[5],[6],[7]	1,690,000,000,000	[5],[6],[7]
Other liabilities	260,000,000,000	[8]	97,000,000,000	[8]
Total liabilities, fair value disclosure	8,897,000,000,000		9,742,000,000,000
Balance of financial instruments [Member] | Equity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,484,000,000,000	[3]	1,603,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,620,000,000,000	[3]	1,701,000,000,000	[3]
Balance of financial instruments [Member] | Interest rate contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	20,290,000,000,000	[3]	18,921,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	20,091,000,000,000	[3]	18,816,000,000,000	[3]
Balance of financial instruments [Member] | Credit contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,588,000,000,000	[3]	1,864,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,701,000,000,000	[3]	1,952,000,000,000	[3]
Balance of financial instruments [Member] | Foreign exchange contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,138,000,000,000	[3]	1,360,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	1,136,000,000,000	[3]	1,410,000,000,000	[3]
Balance of financial instruments [Member] | Commodity contracts [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	1,000,000,000	[3]	4,000,000,000	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	3,000,000,000	[3]	5,000,000,000	[3]
Balance of financial instruments [Member] | Netting [Member]
Assets, fair value disclosure [Abstract]
Total derivative, Assets	(23,225,000,000,000)	[3]	(22,392,000,000,000)	[3]
Liabilities, fair value disclosure [Abstract]
Total derivative, Liabilities	(23,297,000,000,000)	[3]	(22,576,000,000,000)	[3]
Balance of financial instruments [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	854,000,000,000		992,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,111,000,000,000		2,624,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	0
Balance of financial instruments [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,332,000,000,000		2,290,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	207,000,000,000		234,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	2,000,000,000		1,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	8,000,000,000		0
Balance of financial instruments [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDO") and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities			0	[12]
Balance of financial instruments [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities, fair value disclosure [Abstract]
Total cash instruments, Liabilities	36,000,000,000		46,000,000,000
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,907,000,000,000	[2],[4]	2,064,000,000,000	[2],[4]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	188,000,000,000	[2],[4]	202,000,000,000	[2],[4]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	3,100,000,000,000	[2]	2,143,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	59,000,000,000	[2]	161,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	3,984,000,000,000	[2]	4,294,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	1,281,000,000,000	[2]	1,338,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	141,000,000,000	[2]	143,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	2,120,000,000,000	[2]	2,015,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	77,000,000,000	[2]	92,000,000,000	[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	117,000,000,000	[12],[2]	123,000,000,000	[12],[2]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets, fair value disclosure [Abstract]
Total cash instruments, Assets	¥ 272,000,000,000	[2]	¥ 189,000,000,000	[2]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[4]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[5]	Includes structured notes for which the fair value option is elected.
[6]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[7]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[8]	Includes loan commitments for which the fair value option is elected.
[9]	Includes loans for which the fair value option is elected.
[10]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[11]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[12]	Includes collateralized loan obligations ("CLO") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[13]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.